segment information (Tables)	6 Months Ended
Jun. 30, 2018
segment information
Reconciliation of revenue and income before income taxes by segment

Three-month periods ended	Wireless		Wireline		Eliminations		Consolidated
June 30 (millions)	2018	2017	2018	2017	2018	2017	2018	2017
		(adjusted – Note 2(c))		(adjusted – Note 2(c))				(adjusted – Note 2(c))
Operating revenues
External revenues
Service	$1,503	$1,464	$1,450	$1,346	$—	$—	$2,953	$2,810
Equipment	418	401	69	55	—	—	487	456

Revenues arising from contracts with customers	1,921	1,865	1,519	1,401	—	—	3,440	3,266
Other operating income	8	(2)	5	16	—	—	13	14

	1,929	1,863	1,524	1,417	—	—	3,453	3,280
Intersegment revenues	12	11	50	52	(62)	(63)	—	—

	$1,941	$1,874	$1,574	$1,469	$(62)	$(63)	$3,453	$3,280

EBITDA 1	$844	$800	$407	$408	$—	$—	$1,251	$1,208

CAPEX, excluding spectrum licences 2	$243	$259	$548	$551	$—	$—	$791	$810

					Operating revenues — external (above)		$3,453	$3,280
					Goods and services purchased		1,491	1,423
					Employee benefits expense		711	649

					EBITDA (above)		1,251	1,208
					Depreciation		411	391
					Amortization		148	135

					Operating income		692	682
					Financing costs		150	142

					Income before income taxes		$542	$540

Six-month periods ended June 30	Wireless		Wireline		Eliminations		Consolidated
(millions)	2018	2017	2018	2017	2018	2017	2018	2017
		(adjusted – Note 2(c))		(adjusted – Note 2(c))				(adjusted – Note 2(c))
Operating revenues
External revenues
Service	$2,982	$2,885	$2,857	$2,687	$—	$—	$5,839	$5,572
Equipment	822	750	130	114	—	—	952	864

Revenues arising from contracts with customers	3,804	3,635	2,987	2,801	—	—	6,791	6,436
Other operating income	15	—	24	27	—	—	39	27

	3,819	3,635	3,011	2,828	—	—	6,830	6,463
Intersegment revenues	23	22	102	104	(125)	(126)	—	—

	$3,842	$3,657	$3,113	$2,932	$(125)	$(126)	$6,830	$6,463

EBITDA 1	$1,680	$1,597	$840	$846	$—	$—	$2,520	$2,443

CAPEX, excluding spectrum licences 2	$425	$508	$1,016	$1,026	$—	$—	$1,441	$1,534

					Operating revenues — external (above)		$6,830	$6,463
					Goods and services purchased		2,899	2,747
					Employee benefits expense		1,411	1,273

					EBITDA (above)		2,520	2,443
					Depreciation		822	793
					Amortization		287	265

					Operating income		1,411	1,385
					Financing costs		306	280

					Income before income taxes		$1,105	$1,105

(1)

Earnings before interest, income taxes, depreciation and amortization (EBITDA) does not have any standardized meaning prescribed by IFRS-IASB and is therefore unlikely to be comparable to similar measures presented by other issuers; we define EBITDA as operating revenues less goods and services purchased and employee benefits expense. We have issued guidance on, and report, EBITDA because it is a key measure that management uses to evaluate the performance of our business, and it is also utilized in measuring compliance with certain debt covenants.

(2)

Total capital expenditures (CAPEX); see Note 31(a) for a reconciliation of capital expenditures, excluding spectrum licences to cash payments for capital assets, excluding spectrum licences reported in the Consolidated statements of cash flows.